Filed pursuant to Rule 497 File No. 333-232124 Rule 482ad GLADSTONE INVESTMENT $350,000,000 Offering of 6.0% Notes As of March 31, 2020 For Internal Broker Dealer & RIA Use Only / Not for DistributionFiled pursuant to Rule 497 File No. 333-232124 Rule 482ad GLADSTONE INVESTMENT $350,000,000 Offering of 6.0% Notes As of March 31, 2020 For Internal Broker Dealer & RIA Use Only / Not for Distribution

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Legal Disclaimer Estimates: This presentation contains industry and market data, forecasts, and projections that are based on internal data and estimates, independent industry publications, reports by market research firms, or other published independent sources. We believe these data to be reliable as of the date of this presentation, but there can be no assurance as to the accuracy or completeness of such information. We have not independently verified all market and industry data obtained from these third-party sources. Our internal data and estimates are based upon information obtained from trade and business organizations, other contacts in the markets in which we operate, and our management’s understanding of industry conditions. You should carefully consider the inherent risks and uncertainties associated with the market and other industry data contained in this presentation. Forward-Looking Statements: This presentation may include forward-looking statements. These forward-looking statements may involve known and unknown risks, uncertainties and other factors that may cause our actual results, levels of activity, performance or achievements to be materially different from any future results, levels of activity, performance or achievements expressed or implied by such forward-looking statements. Such factors include, but are not limited to: (1) changes in the economy and the capital markets; (2) risks associated with negotiation and consummation of pending and future transactions; (3) the loss of one or more of our executive officers, in particular David Gladstone, David Dullum, or Terry Lee Brubaker; (4) changes in our investment objectives and strategy; (5) availability, terms (including the possibility of interest rate volatility) and deployment of capital; (6) changes in our industry, interest rates, exchange rates, regulation, or the general economy; (7) our business prospects and the prospects of our portfolio companies; (8) the degree and nature of our competition; (9) changes in governmental regulation, tax rates and similar matters; (10) our ability to exit investments in a timely manner; (11) our ability to maintain our qualification as a regulated investment company and as a business development company; (12) the impact of COVID-19 generally and on the economy, the capital markets and our portfolio companies, including the measures taken by governmental authorities to address it; and (13) those factors listed under the caption “Risk Factors” in our Form 10-K, Form 10-Q, registration statements and related prospectus supplements, and other documents we may file with the Securities and Exchange Commission (“SEC”) from time to time. Additionally, many of the risks, uncertainties and other factors listed above, among others, are currently elevated by and may or will continue to be elevated by the COVID-19 pandemic. We caution readers not to place undue reliance on any such forward-looking statements. Actual results could differ materially from those anticipated in our forward- looking statements and future results could differ materially from historical performance. We have based forward-looking statements on information available to us on the date of this presentation. Except as required by the federal securities laws, we undertake no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise, after the date of this presentation. Although we undertake no obligation to revise or update any forward-looking statements, whether as a result of new information, future events or otherwise, you are advised to consult any additional disclosures that we may make directly to you or through reports that we have filed or in the future may file with the SEC, including subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K. Past or Present Performance Disclaimer: This presentation includes information regarding our past or present performance. Please note, past or present performance is not a guarantee of future performance or future results. We undertake no obligation to update the information contained herein to reflect subsequently occurring events or circumstances, except as required by applicable securities laws and regulations. ALL INFORMATION IN THIS PRESENTATION AS OF 3/31/20, UNLESS OTHERWISE NOTED. For Internal Broker Dealer & RIA Use Only / Not for Distribution 3Legal Disclaimer Estimates: This presentation contains industry and market data, forecasts, and projections that are based on internal data and estimates, independent industry publications, reports by market research firms, or other published independent sources. We believe these data to be reliable as of the date of this presentation, but there can be no assurance as to the accuracy or completeness of such information. We have not independently verified all market and industry data obtained from these third-party sources. Our internal data and estimates are based upon information obtained from trade and business organizations, other contacts in the markets in which we operate, and our management’s understanding of industry conditions. You should carefully consider the inherent risks and uncertainties associated with the market and other industry data contained in this presentation. Forward-Looking Statements: This presentation may include forward-looking statements. These forward-looking statements may involve known and unknown risks, uncertainties and other factors that may cause our actual results, levels of activity, performance or achievements to be materially different from any future results, levels of activity, performance or achievements expressed or implied by such forward-looking statements. Such factors include, but are not limited to: (1) changes in the economy and the capital markets; (2) risks associated with negotiation and consummation of pending and future transactions; (3) the loss of one or more of our executive officers, in particular David Gladstone, David Dullum, or Terry Lee Brubaker; (4) changes in our investment objectives and strategy; (5) availability, terms (including the possibility of interest rate volatility) and deployment of capital; (6) changes in our industry, interest rates, exchange rates, regulation, or the general economy; (7) our business prospects and the prospects of our portfolio companies; (8) the degree and nature of our competition; (9) changes in governmental regulation, tax rates and similar matters; (10) our ability to exit investments in a timely manner; (11) our ability to maintain our qualification as a regulated investment company and as a business development company; (12) the impact of COVID-19 generally and on the economy, the capital markets and our portfolio companies, including the measures taken by governmental authorities to address it; and (13) those factors listed under the caption “Risk Factors” in our Form 10-K, Form 10-Q, registration statements and related prospectus supplements, and other documents we may file with the Securities and Exchange Commission (“SEC”) from time to time. Additionally, many of the risks, uncertainties and other factors listed above, among others, are currently elevated by and may or will continue to be elevated by the COVID-19 pandemic. We caution readers not to place undue reliance on any such forward-looking statements. Actual results could differ materially from those anticipated in our forward- looking statements and future results could differ materially from historical performance. We have based forward-looking statements on information available to us on the date of this presentation. Except as required by the federal securities laws, we undertake no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise, after the date of this presentation. Although we undertake no obligation to revise or update any forward-looking statements, whether as a result of new information, future events or otherwise, you are advised to consult any additional disclosures that we may make directly to you or through reports that we have filed or in the future may file with the SEC, including subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K. Past or Present Performance Disclaimer: This presentation includes information regarding our past or present performance. Please note, past or present performance is not a guarantee of future performance or future results. We undertake no obligation to update the information contained herein to reflect subsequently occurring events or circumstances, except as required by applicable securities laws and regulations. ALL INFORMATION IN THIS PRESENTATION AS OF 3/31/20, UNLESS OTHERWISE NOTED. For Internal Broker Dealer & RIA Use Only / Not for Distribution 3

Risk Factors Please consult the prospectus supplement for this offering for a recitation of the risk factors of this offering. If any of the risks contained in or incorporated by reference into the prospectus supplement or the accompanying prospectus develop into actual events, our business, financial condition, liquidity, results of operations, FFO, adjusted funds from operations or our prospects could be materially and adversely affected, we may be unable to timely pay the interest accrued on the Gladstone Investment Notes (due 2040) (the “Notes”), the value of the Notes could decline and you may lose all or part of your investment. In addition, new risks may emerge at any time and we cannot predict such risks or estimate the extent to which they may affect our financial performance. Some statements in the prospectus supplement, including statements in the risk factors, constitute forward-looking statements. See the “Forward-Looking Statements” and “Risk Factors” sections in the prospectus supplement, the accompanying prospectus and in our regular filings with the SEC for additional risks which may affect us or the Notes. · Our business has been, and in the future could be further, adversely affected by the recent coronavirus outbreak. · There will initially be no public market for the Notes as we do not intend to apply for listing on Nasdaq until after the Termination Date, and even after listing, if achieved, a liquid secondary trading market may not develop and the features of the Notes may not provide you with favorable liquidity options. · The Notes will not be rated. · The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future and will rank pari passu with, or equal to, all outstanding and future unsecured, unsubordinated indebtedness issued by and us and our general liabilities (total liabilities, less debt). · The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries. · The indenture under which the Notes will be issued will contain limited protection for holders of the Notes. · If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes. · We may not sell all of the Notes offered. · The Notes will bear a risk of redemption by us. · Your option to tender your Notes for redemption is subject to the continuation of the redemption program, which may be terminated by our Board of Directors at any time in its sole discretion, the availability of funds and compliance with applicable law. · If you elect to exercise the option to have us redeem your Notes, the cash payment that you receive as a result of your option redemption will be a substantial discount to the price that you paid for the Notes in this offering. · Holders of the Notes will be subject to inflation risk. · An investment in the Notes bears interest rate risk. · Holders of Notes will have no control over changes in our policies and operations and have extremely limited voting rights. · Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you may not approve. · We may be unable to invest a significant portion of the net proceeds of this offering or other capital sources on acceptable terms. · Gladstone Securities, the dealer manager in this offering, is our affiliate, and we established the offering price and other terms for the Notes pursuant to discussions between us and Gladstone Securities. · If you fail to meet the fiduciary and other standards under ERISA or the Code as a result of an investment in this offering, you could be subject to liability and civil or criminal penalties. For Internal Broker Dealer & RIA Use Only / Not for Distribution 4Risk Factors Please consult the prospectus supplement for this offering for a recitation of the risk factors of this offering. If any of the risks contained in or incorporated by reference into the prospectus supplement or the accompanying prospectus develop into actual events, our business, financial condition, liquidity, results of operations, FFO, adjusted funds from operations or our prospects could be materially and adversely affected, we may be unable to timely pay the interest accrued on the Gladstone Investment Notes (due 2040) (the “Notes”), the value of the Notes could decline and you may lose all or part of your investment. In addition, new risks may emerge at any time and we cannot predict such risks or estimate the extent to which they may affect our financial performance. Some statements in the prospectus supplement, including statements in the risk factors, constitute forward-looking statements. See the “Forward-Looking Statements” and “Risk Factors” sections in the prospectus supplement, the accompanying prospectus and in our regular filings with the SEC for additional risks which may affect us or the Notes. · Our business has been, and in the future could be further, adversely affected by the recent coronavirus outbreak. · There will initially be no public market for the Notes as we do not intend to apply for listing on Nasdaq until after the Termination Date, and even after listing, if achieved, a liquid secondary trading market may not develop and the features of the Notes may not provide you with favorable liquidity options. · The Notes will not be rated. · The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future and will rank pari passu with, or equal to, all outstanding and future unsecured, unsubordinated indebtedness issued by and us and our general liabilities (total liabilities, less debt). · The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries. · The indenture under which the Notes will be issued will contain limited protection for holders of the Notes. · If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes. · We may not sell all of the Notes offered. · The Notes will bear a risk of redemption by us. · Your option to tender your Notes for redemption is subject to the continuation of the redemption program, which may be terminated by our Board of Directors at any time in its sole discretion, the availability of funds and compliance with applicable law. · If you elect to exercise the option to have us redeem your Notes, the cash payment that you receive as a result of your option redemption will be a substantial discount to the price that you paid for the Notes in this offering. · Holders of the Notes will be subject to inflation risk. · An investment in the Notes bears interest rate risk. · Holders of Notes will have no control over changes in our policies and operations and have extremely limited voting rights. · Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you may not approve. · We may be unable to invest a significant portion of the net proceeds of this offering or other capital sources on acceptable terms. · Gladstone Securities, the dealer manager in this offering, is our affiliate, and we established the offering price and other terms for the Notes pursuant to discussions between us and Gladstone Securities. · If you fail to meet the fiduciary and other standards under ERISA or the Code as a result of an investment in this offering, you could be subject to liability and civil or criminal penalties. For Internal Broker Dealer & RIA Use Only / Not for Distribution 4

GLADSTONE INVESTMENT

Offering Summary

Offering	• **Up to $350 million of 6.0% Notes (the "Notes")** – Common stock has traded on Nasdaq under ticker "GAIN" since 2005 IPO – Two series of preferred stock listed on Nasdaq under the symbols "GAINM" and "GAINL" – $1+ billion invested since 2005 IPO • **Continuous offering of registered, non-traded notes**
Security	• **The Notes will be direct unsecured obligations and rank equal in right of payment with all outstanding and future unsecured, unsubordinated indebtedness issued by Gladstone Investment (the "Company" or "GAIN")** • **The Notes will rank senior in right of payment to any existing or future outstanding series of our preferred stock** – For a full description of the Notes ranking relative to other securities and indebtedness, please refer to the prospectus supplement
Interest	• **Annualized 6.0% interest, payable monthly** – Interest computed on the basis of a 360-day year (twelve 30-day months) – ***There is no guarantee of capital preservation or continuous interest***
Liquidity Options	• **Stated maturity on November 1, 2040** • **Redeemable by holder at $22.50 per Note throughout the offering** – Death redemption available at $25.00 per Note – Our obligation to redeem the Notes is limited to the extent that our Board of Directors determines that it does not have sufficient funds available or it is restricted by applicable law from making such redemption • **We expect to list the Notes on Nasdaq within one year after the offering terminates** – There can be no assurance that we will achieve this objective. There is currently no public market for the Notes, and we do not expect one to develop prior to listing the Notes on an exchange, if at all
Commissions, Fees and Expenses	• **Up to 6.0% selling commission, 3.0% dealer-manager fee, and up to 2.5% expenses** – We, through Gladstone Securities, will pay all commissions and expenses associated with the sale of the Notes – We and Gladstone Securities will not pay selling commissions on sales to fee-based (and certain other) accounts, as described in the prospectus supplement
Use of Proceeds	• **We intend to use the proceeds from this offering to repay existing indebtedness, to make investments in accordance with our investment objectives and strategy and for other general corporate purposes. We may also use a portion of the net proceeds to redeem our outstanding series of preferred stock**

For Internal Broker Dealer & RIA Use Only / Not for Distribution

5

GLADSTONE INVESTMENT

Business Development Companies

What is a Business Development Company?	• **In 1980, the U.S. Congress enacted the Small Business Investment Incentive Act** – Intended to encourage the establishment of public vehicles that would invest in private companies, helping to increase capital investment in small- and mid-sized U.S. businesses. – These public vehicles were Business Development Companies ("BDCs") • **BDCs are regulated by the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act")** – Detailed schedule of all investments in quarterly reporting – Quarterly fair value mark-to-market accounting – These publicly-traded vehicles allow individual investors to participate in debt and equity investments in private companies
Summary of Regulations	• **Mandated leverage limits** – Must maintain an asset to debt coverage ratio of at least 2.0x, unless the BDC has obtained Board or Shareholder approval to decrease the coverage ratio to 1.5x, as allowed under the Small Business Credit Availability Act passed in December 2017 – GAIN currently maintains a debt coverage ratio of at least 2.0x pursuant to restrictions in its Series D Preferred Stock, which is currently callable by the Company. However, the Company did seek and receive Board approval to increase its debt capacity by reducing its coverage ratio to 1.5x • **Portfolio diversification** – No single investment can account for more than 25% of total holdings – Must limit individual investment size and certain types of investments • **Distribute taxable earnings** – Most BDCs choose to be treated as regulated investment companies ("RICs") for tax purposes, and must distribute a minimum of 90% of taxable earnings annually (GAIN generally distributes 100% of its taxable earnings) – RICs may retain long-term capital gains and designate them as deemed distributions

For Internal Broker Dealer & RIA Use Only / Not for Distribution

6

Gladstone Investment Corporation • A BDC that invests in debt and equity securities in lower middle market U.S. businesses in connection with buyouts and other recapitalizations • Public common stock listing via initial public offering in June 2005 (Nasdaq: GAIN) Overview • Managed by Gladstone Management Corporation, an investment adviser registered with the SEC that manages approximately $3.0 billion in assets • One of a family of funds known as The Gladstone Companies (www.gladstonecompanies.com) (1) • Target stable lower middle market companies with EBITDA of $3 - 20 million • Investment size up to $30+ million (typically split 75% debt & 25% equity at cost) • Focused on cash-flow positive businesses (no early stage) with proven competitive advantages and strong Investment management teams Focus • Goal of generating and growing current income from debt securities and achieving capital gains from the sale of appreciated equity securities • Sector agnostic with interest in manufacturing, business services/distribution, and consumer products • Portfolio is diversified across 28 companies, 17 states, and 14 industries Portfolio • Debt investments primarily carry a first priority lien on the assets of the business Overview • $576 million in total assets at fair value For Internal Broker Dealer & RIA Use Only / Not for Distribution (1) Earnings Before Interest, Taxes, Depreciation, and Amortization 7Gladstone Investment Corporation • A BDC that invests in debt and equity securities in lower middle market U.S. businesses in connection with buyouts and other recapitalizations • Public common stock listing via initial public offering in June 2005 (Nasdaq: GAIN) Overview • Managed by Gladstone Management Corporation, an investment adviser registered with the SEC that manages approximately $3.0 billion in assets • One of a family of funds known as The Gladstone Companies (www.gladstonecompanies.com) (1) • Target stable lower middle market companies with EBITDA of $3 - 20 million • Investment size up to $30+ million (typically split 75% debt & 25% equity at cost) • Focused on cash-flow positive businesses (no early stage) with proven competitive advantages and strong Investment management teams Focus • Goal of generating and growing current income from debt securities and achieving capital gains from the sale of appreciated equity securities • Sector agnostic with interest in manufacturing, business services/distribution, and consumer products • Portfolio is diversified across 28 companies, 17 states, and 14 industries Portfolio • Debt investments primarily carry a first priority lien on the assets of the business Overview • $576 million in total assets at fair value For Internal Broker Dealer & RIA Use Only / Not for Distribution (1) Earnings Before Interest, Taxes, Depreciation, and Amortization 7

GLADSTONE INVESTMENT

GAIN's Strategy Drives Results

Gladstone Investment invests like a private equity or buyout fund, differentiating itself from other BDCs who primarily invest in debt securities.

1

Differentiated BDC Strategy
GAIN invests like a buyout fund, seeking to acquire lower middle market companies, and often serves as a one-stop provider of debt and equity for its acquisition targets. GAIN seeks to partner with management, including active representation on the board of directors, allowing it to more effectively oversee its investments.

2

Actively Investing in New Buyout Opportunities
GAIN continues to add to its portfolio and made three new buyout investments in FY 2020, deploying over $77 million in capital.[1]

[1] Excludes line of credit fundings.

For Internal Broker Dealer & RIA Use Only / Not for Distribution
8

Growing Portfolio and Investment Income Over the last ten fiscal years, • Our portfolio value has experienced a compound annual growth rate of 16% and increased in value by 3.7x. • Our total investment income has grown by a compound annual growth rate of 10% during that same period. • NOTE: Past or present performance is not a guarantee of future performance or results For Internal Broker Dealer & RIA Use Only / Not for Distribution 9Growing Portfolio and Investment Income Over the last ten fiscal years, • Our portfolio value has experienced a compound annual growth rate of 16% and increased in value by 3.7x. • Our total investment income has grown by a compound annual growth rate of 10% during that same period. • NOTE: Past or present performance is not a guarantee of future performance or results For Internal Broker Dealer & RIA Use Only / Not for Distribution 9

GLADSTONE INVESTMENT

Recent Developments

From the start of FY2017 through FYE2020, we have:

- Made investments in 14 new companies, deploying new capital of approximately $310 million[1];
- Exited 14 companies, returning approximately $180 million[1] of invested capital and realizing approximately $169 million of net gains;
- Maintained a consistent yield on interest-bearing debt of approximately 13%[2]; and
- Earned other income, including dividends and success fees, ranging from 9% to 20% of total investment income.
- ***NOTE: Past or present performance is not a guarantee of future performance or results***


FYE March 31
$700,000
$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$-
Total Investments, at fair value ($ '000s)
$487,656
$501,579
$599,147
$624,172
$565,924
Total Investment Annual Growth Rate 4%
FY 2016
FY 2017
FY 2018
FY 2019
FY 2020
70,000
60,000
50,000
40,000
30,000
20,000
10,000
-
Total Investment Income ($ '000s)
Total Investments, at fair value

(1) Excludes line of credit commitments.
(2) Weighted-average cash yield on interest-bearing investments, excluding loans on non-accrual status.

For Internal Broker Dealer & RIA Use Only / Not for Distribution
10

Financial Highlights Three Months Ended March 31, 2020 December 31, 2019 September 30, 2019 June 30, 2019 Total investment income $ 11,982 $ 15,996 $ 16,636 $ 17,310 Net investment income (loss) (NII/NIL) 14,766 6,158 6,583 8,855 (1) 6,344 7,516 7,441 8,343 Adjusted net investment income Realized gain (loss) (10,879) 34,005 21,144 533 Unrealized appreciation (depreciation) (31,229) (26,845) (16,723) (3,342) Weighted-average shares 32,997 3 2,822 3 2,822 3 2,822 GAIN’s Distributions per share from NII 0.19 0.20 0.16 0.20 buyout focus Distributions per share from realized gains 0.03 0.09 0.07 0.09 drives capital NII/NIL per weighted-average share 0 .45 0 .19 0 .20 0 .27 (1) gains & ROE 0 .19 0 .23 0 .23 0 .25 Adjusted NII per weighted avg. share (2) 12.4% 12.6% 15.0% 13.1% Weighted-average yield (3) 15.2% 6.0% 6.5% 8.7% ROE - NII/NIL (3) (28.1%) 13.0% 10.9% 6.0% ROE - NII/NIL + realized/unrealized gain (loss) Portfolio, at fair value $ 565,924 $ 560,836 $ 608,336 $ 631,186 Debt, including preferred stock at face value 186,546 141,546 184,146 210,846 Net asset value (NAV) 369,031 410,498 406,830 403,506 NAV per share 11.17 12.51 12.39 12.29 (1) See slide 18 for discussion of non-GAAP measure. (2) Annualized weighted-average yield on our interest-bearing investment portfolio. (3) Annualized and based on average NAV. Notes Dollar and share amounts in thousands, except per share amounts. The financial information above is not comprehensive and is without notes, so readers should obtain and carefully review the consolidated financial statements and notes contained therein of GAIN’s Form 10-Qs and Form 10-K, as filed with the SEC for the respective periods. For Internal Broker Dealer & RIA Use Only / Not for Distribution 11Financial Highlights Three Months Ended March 31, 2020 December 31, 2019 September 30, 2019 June 30, 2019 Total investment income $ 11,982 $ 15,996 $ 16,636 $ 17,310 Net investment income (loss) (NII/NIL) 14,766 6,158 6,583 8,855 (1) 6,344 7,516 7,441 8,343 Adjusted net investment income Realized gain (loss) (10,879) 34,005 21,144 533 Unrealized appreciation (depreciation) (31,229) (26,845) (16,723) (3,342) Weighted-average shares 32,997 3 2,822 3 2,822 3 2,822 GAIN’s Distributions per share from NII 0.19 0.20 0.16 0.20 buyout focus Distributions per share from realized gains 0.03 0.09 0.07 0.09 drives capital NII/NIL per weighted-average share 0 .45 0 .19 0 .20 0 .27 (1) gains & ROE 0 .19 0 .23 0 .23 0 .25 Adjusted NII per weighted avg. share (2) 12.4% 12.6% 15.0% 13.1% Weighted-average yield (3) 15.2% 6.0% 6.5% 8.7% ROE - NII/NIL (3) (28.1%) 13.0% 10.9% 6.0% ROE - NII/NIL + realized/unrealized gain (loss) Portfolio, at fair value $ 565,924 $ 560,836 $ 608,336 $ 631,186 Debt, including preferred stock at face value 186,546 141,546 184,146 210,846 Net asset value (NAV) 369,031 410,498 406,830 403,506 NAV per share 11.17 12.51 12.39 12.29 (1) See slide 18 for discussion of non-GAAP measure. (2) Annualized weighted-average yield on our interest-bearing investment portfolio. (3) Annualized and based on average NAV. Notes Dollar and share amounts in thousands, except per share amounts. The financial information above is not comprehensive and is without notes, so readers should obtain and carefully review the consolidated financial statements and notes contained therein of GAIN’s Form 10-Qs and Form 10-K, as filed with the SEC for the respective periods. For Internal Broker Dealer & RIA Use Only / Not for Distribution 11

Portfolio is Broad and Diversified Business Services/Distribution Consumer Products Manufacturing For Internal Broker Dealer & RIA Use Only / Not for Distribution 12Portfolio is Broad and Diversified Business Services/Distribution Consumer Products Manufacturing For Internal Broker Dealer & RIA Use Only / Not for Distribution 12

Geographic Diversification For Internal Broker Dealer & RIA Use Only / Not for Distribution 13Geographic Diversification For Internal Broker Dealer & RIA Use Only / Not for Distribution 13

GLADSTONE INVESTMENT

Credit and Investment Highlights

Partnerships with Management	• Primary investor - Lead majority of transactions, often partnering with existing management teams • Single provider of secured debt & equity to effect change of control buyouts
Publicly traded BDC	• Transparent reporting of results with common stock listed on Nasdaq under ticker "GAIN" – Common equity market cap of $259 million
Leverage Levels and Interest Coverage	• 1940 Act limits leverage of BDCs • GAIN's conservative leverage approach results in leverage of about 36% of total assets • Fair value of assets represents about 278% of all liabilities including preferred stock • Coverage of interest and dividends: Adjusted NII(1) before interest expense and preferred dividends for the twelve months ended 3/31/20 covered interest expense plus preferred dividends 3.4 times
High Quality Portfolio	• Focused on cash-flow positive companies with strong management teams • Portfolio is diversified across 28 companies, 17 states, and 14 industries • Debt investments primarily carry a first priority lien on the assets of the business • $576 million in total assets at fair value
Experienced management team	• Led by an SEC-registered investment adviser and administrator with over 65 professionals, collectively, with a proven investment track record across multiple economic cycles • Eight investment professionals dedicated exclusively to GAIN
Monthly Interest Payments	• Interest payments at 6.0% annually are paid monthly
Daily Liquidity for Investors	• The Notes are redeemable at the option of the investor at any time after purchase and prior to listing the notes at a redemption price of $22.50 per Note (subject to certain limitations) – Death redemption available at $25.00 per Note – Our obligation to redeem the Notes is limited to the extent our Board of Directors determines that it does not have sufficient funds available or it is restricted by applicable law from making such redemption

(1) Net Investment Income. See slide 18 for discussion of non-GAAP measure.

For Internal Broker Dealer & RIA Use Only / Not for Distribution

14

GLADSTONE INVESTMENT

Corporate Data

Executive Officers

David Gladstone
Chairman & CEO

Terry Lee Brubaker
Vice Chairman & COO

David Dullum
President

Julia Ryan
CFO & Treasurer

Equity Research Coverage

Janney Montgomery Scott
Mitchel Penn

Jefferies & Company
Kyle Joseph

Ladenburg Thalmann
Mickey M. Schleien

National Securities
Bryce Rowe

Wedbush
Henry Coffey

Websites

Gladstone Investment:
www.gladstoneinvestment.com

Investment Adviser:
www.gladstonemanagement.com

Information on all Gladstone Funds:
www.gladstonecompanies.com

Independent Directors

Paul Adelgren

Michela A. English

Caren Merrick

John Outland

Anthony W. Parker

Walter H. Wilkinson, Jr

Investor Relations

Investor Relations
703-287-5893
info@gladstonecompanies.com

Other

Corporate Counsel:
Proskauer Rose LLP
Stradley Ronon Stevens & Young, LLP

Transfer Agent:
Computershare

Auditors:
PricewaterhouseCoopers LLP

Nasdaq Listings

Common Stock: GAIN

Series D Term Preferred Stock: GAINM

Series E Term Preferred Stock: GAINL

Corporate Headquarters

1521 Westbranch Drive, Ste. 100
McLean, VA 22102
703-287-5800

For Internal Broker Dealer & RIA Use Only / Not for Distribution

15

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Appendix For Internal Broker Dealer & RIA Use Only / Not for Distribution 17Appendix For Internal Broker Dealer & RIA Use Only / Not for Distribution 17

GLADSTONE INVESTMENT

Financial Highlights (Non-GAAP Measure)

	Three Months Ended			
	March 31, 2020	December 31, 2019	September 30, 2019	June 30, 2019
Amount				
Net investment income	$ 14,766	$ 6,158	$ 6,583	$ 8,855
(+) Capital gains-based incentive fee	(8,422)	1,358	858	(512)
Adjusted net investment income	**$ 6,344**	**$ 7,516**	**$ 7,441**	**$ 8,343**
Per Share Amount				
Net investment income, per share	$ 0.45	$ 0.19	$ 0.20	$ 0.27
(+) Capital gains-based incentive fee, per share	(0.26)	0.04	0.03	(0.02)
Adjusted net investment income, per share	**$ 0.19**	**$ 0.23**	**$ 0.23**	**$ 0.25**

Non-GAAP Financial Measure — Adjusted Net Investment Income: Adjusted net investment income represents net investment income, excluding the capital gains-based incentive fee. The Company uses this non-GAAP financial measure internally in analyzing financial results and believes that this non-GAAP financial measure is useful to investors as an additional tool to evaluate ongoing results and trends for the Company. The Company's investment advisory agreement provides that a capital gains-based incentive fee is determined and paid annually with respect to realized capital gains (but not unrealized capital gains) to the extent such realized capital gains exceed realized losses and unrealized depreciation on investments for such year. However, under U.S. GAAP, a capital gains-based incentive fee is accrued if realized capital gains and unrealized appreciation of investments exceed realized capital losses and unrealized depreciation of investments. The Company believes that Adjusted net investment income is a useful indicator of operations exclusive of any capital gains-based incentive fee as net investment income does not include realized or unrealized investment activity associated with the capital gains-based incentive fee.

For Internal Broker Dealer & RIA Use Only / Not for Distribution

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